Earnings Per Share Data (Details) - shares shares in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015		Oct. 26, 2014
Earnings Per Share Data
Basic weighted-average shares outstanding	529,290	528,143	[1]	527,624	[1]
Dilutive potential common shares	13,183	12,859		12,807
Diluted weighted-average shares outstanding	542,473	541,002	[1]	540,431	[1]
Weighted average stock options not included in the computation of dilutive potential common shares	1,100	900		800

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.